Notes payable (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short-term loan		$ 4,828,000	$ 1,278,000
Production Capacity Investment Loan Agreement
Short-Term Debt [Line Items]
Proceeds from loan agreement	$ 2,000,000
Unamortized debt discount	$ 511,128	181,057
Note payable		2,000,000
Carrying value		1,818,943
WISeCoin AG
Short-Term Debt [Line Items]
Short-term loan		3,008,775
the "Group"
Short-Term Debt [Line Items]
Unamortized debt discount				$ 35,340
Debt discount amortization expense		165,147
Production Capacity Investment Loan
Short-Term Debt [Line Items]
Short-term loan		$ 1,818,943